Cover Page	Aug. 27, 2020
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Aug. 27, 2020
Entity File Number	001-3034
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Entity Tax Identification Number	41-0448030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
SPS
Document Information [Line Items]
Entity Registrant Name	SOUTHWESTERN PUBLIC SERVICE CO
Entity Central Index Key	0000092521
Entity Incorporation, State or Country Code	NM
Entity File Number	001-03789
Entity Address, Address Line One	790 South Buchanan Street
Entity Address, City or Town	Amarillo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79101
City Area Code	(303)
Local Phone Number	571-7511
Entity Tax Identification Number	75-0575400